DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Derivative Financial Instruments and Balances
The following table details the location and amounts of client derivatives and foreign exchange contracts recognized in the Consolidated Balance Sheets:

		December 31, 2020			December 31, 2019
			Estimated fair value			Estimated fair value
(Dollars in thousands)	Balance Sheet Classification	Notional amount	Gain	Loss	Notional amount	Gain	Loss
Client derivatives-instruments associated with loans
Matched interest rate swaps with borrower	Accrued interest and other assets and other liabilities	$2,300,336	$184,777	$(107)	$1,923,375	$70,799	$(2,636)
Matched interest rate swaps with counterparty	Accrued interest and other liabilities	2,300,336	107	(184,884)	1,923,375	2,636	(70,808)
Foreign exchange contracts
Matched foreign exchange contracts with customers	Accrued interest and other assets	3,637,509	60,366	(27,249)	1,869,934	28,739	(10,433)
Match foreign exchange contracts with counterparty	Accrued interest and other liabilities	3,637,509	27,249	(60,366)	1,869,934	10,433	(28,739)
Total		$11,875,690	$272,499	$(272,606)	$7,586,618	$112,607	$(112,616)

Disclosure by Type of Financial Instrument [Table Text Block]
The following table discloses the gross and net amounts of client derivatives and foreign exchange contracts recognized in the Consolidated Balance Sheets:

	December 31, 2020			December 31, 2019
(Dollars in thousands)	Gross amounts of recognized liabilities	Gross amounts offset in the Consolidated Balance Sheets	Net amounts of (assets)/liabilities presented in the Consolidated Balance Sheets	Gross amounts of recognized liabilities	Gross amounts offset in the Consolidated Balance Sheets	Net amounts of (assets)/liabilities presented in the Consolidated Balance Sheets
Client derivatives
Matched interest rate swaps	$184,991	$(385,088)	$(200,097)	$73,444	$(147,193)	$(73,749)
Foreign exchange contracts with counterparty	87,615	(17,392)	70,223	39,172	(41,202)	(2,030)
Total	$272,606	$(402,480)	$(129,874)	$112,616	$(188,395)	$(75,779)

Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received
The following table details the derivative financial instruments, the average remaining maturities and the weighted-average interest rates being paid and received by First Financial at December 31, 2020:

(Dollars in thousands)	Notional amount	Average maturity (years)	Fair value
Client derivatives-interest rate contracts
Receive fixed, matched interest rate swaps with borrower	$2,300,336	4.9	$184,670
Pay fixed, matched interest rate swaps with counterparty	2,300,336	4.9	(184,777)
Client derivatives-foreign exchange contracts
Foreign exchange contracts - pay USD	3,637,509	0.6	33,117
Foreign exchange contracts - receive USD	3,637,509	0.6	(33,117)
Total client derivatives	$11,875,690	2.3	$(107)